Schedule I - Financial Information (Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 303,341	$ 491,885	$ 532,620	$ 442,054	$ 18,739	$ 114,352
Restricted cash and cash equivalents	811,670	804,803		653,338
Residential loans at amortized cost, net	1,361,153	1,394,871		1,490,321
Receivables, net	288,829	319,195		259,009
Premises and equipment, net	143,592	155,847		137,785
Other assets	276,489	413,076		144,830
Total assets	18,385,950	17,387,529		10,978,177
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	82,434	55,174		33,130
Debt		3,357,648		1,146,249
Deferred tax liability, net	105,705	121,607		41,017
Total liabilities	17,200,761	16,220,513		10,083,249
Stockholders' equity:
Preferred stock, $0.01 par value per share: Authorized - 10,000,000 shares; Issued and outstanding - 0 shares at December 31, 2013 and 2012	0	0		0
Common stock , $0.01 par value per share: Authorized - 90,000,000 shares; Issued and outstanding - 37,377,274 and 36,687,785 shares at December 31, 2013 and 2012, respectively	377	374		367
Additional paid-in capital	594,285	580,572		561,963
Retained earnings	590,020	585,572		332,105
Accumulated other comprehensive income	507	498		493
Total stockholders' equity	1,185,189	1,167,016		894,928	533,532	555,488
Total liabilities and stockholders' equity	18,385,950	17,387,529		10,978,177
Parent Company [Member]
ASSETS
Cash and cash equivalents	11,215	100,009	200,662	366,393	550	108,380
Restricted cash and cash equivalents	15,505	14,753		14,001
Residential loans at amortized cost, net	6,989	6,341		5,086
Receivables, net	49,492	51,681		23,094
Premises and equipment, net	217	277		401
Other assets	60,088	65,293		53,643
Due from affiliates, net	774,299	711,797
Investments in consolidated subsidiaries and variable interest entities	2,650,332	2,621,934		1,456,715
Total assets	3,568,137	3,572,085		1,919,333
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities		57,187		48,317
Due to affiliates, net				5,893
Debt		2,267,979		886,733
Deferred tax liability, net	73,722	79,903		83,462
Total liabilities	2,382,948	2,405,069		1,024,405
Stockholders' equity:
Preferred stock, $0.01 par value per share: Authorized - 10,000,000 shares; Issued and outstanding - 0 shares at December 31, 2013 and 2012
Common stock , $0.01 par value per share: Authorized - 90,000,000 shares; Issued and outstanding - 37,377,274 and 36,687,785 shares at December 31, 2013 and 2012, respectively		374		367
Additional paid-in capital		580,572		561,963
Retained earnings		585,572		332,105
Accumulated other comprehensive income		498		493
Total stockholders' equity	1,185,189	1,167,016		894,928
Total liabilities and stockholders' equity	$ 3,568,137	$ 3,572,085		$ 1,919,333